Reverse Acquisition	12 Months Ended
Dec. 31, 2013
Reverse Acquisition [Abstract]
REVERSE ACQUISITION
NOTE 11 – REVERSE ACQUISITION

On August 15, 2013, Global Energy Innovation Inc. (“GEI”) signed a share purchase agreement (the “Acquisition”) with Suja Minerals Corp. (“Suja”), a public company incorporated in Nevada, United States, according to which Suja has acquired 100% of the 9,000,000 outstanding shares of GEI for $250,000 and 15,000,000 (75,000 post-split) shares of common stock of Suja and 2,500 shares of Series A Convertible Super-Voting Preferred Stock of Suja. Each share of preferred stock has a conversion rate of 1/1000 of the issued and outstanding common stock and the total carries 50% of the voting rights until converted.  In addition, the Company’s President received a right to a royalty of 2.5% of sales up to $100,000,000 per year and 1.5% of sales over $100,000,000 per year for 10 years.

Upon issuance of additional shares by the Company, the President, at his sole discretion, may be issued additional shares equal to a pro-rata percentage of the additional shares issued by the Company, effectively making these shares non-dilutable. This pro-rata percentage based on shares held by the President at the date of the transaction is 65.2%. Should these shares be sold or transferred, this provision will cease to be in effect. At December 31, 2013, based on the total number of outstanding common shares of 126,970, 26,066 common shares of the Company are issuable to the President.

For accounting purposes, the Acquisition has been treated as a reverse recapitalization, rather than a business combination. Accordingly, for accounting purposes GEI is considered the acquirer and surviving entity in the reverse recapitalization. The accompanying historical financial statements prior to the Acquisition are those of GEI.

The consolidated financial statements present the previously issued shares of Suja common stock as having been issued pursuant to the Acquisition on August 15, 2013, with the consideration received for such issuance being the estimated fair value of Suja shares issued, based on the number of equity interest GEI would have had to issue to give Suja the same percentage equity interest in the combined entity that results from the reverse acquisition. The excess of the consideration issued over the net assets of Suja is recognized as an adjustment to deficit. As at the date of the acquisition Suja was in a net liability position.

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Preferred shares issued	50,000
Common shares issued	130,000
Total consideration	180,000

Net liabilities acquired
Liabilities assumed	(159,924)
Liabilities forgiven on acquisition	(122,452)
Net liabilities acquired	37,572

Adjustment to deficit	217,572

The shares of common stock of  Suja issued to GEI’s stockholders in the Acquisition are presented as having been outstanding since the original issuance of the shares. The adjustment to the share capital has been retroactively applied to all share, weighted average share, and loss per share disclosures.